Other Assets - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Related parties [member]
Disclosure Of Other Non Current Assets [line items]
Prepayments to related parties	¥ 1,302	¥ 1,222